LOANS, 2031 and 2035 Notes (Details) $ in Thousands		12 Months Ended
	Oct. 11, 2023 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Issuance of notes [Abstract]
Interest rate			6.50%
Scheduled repayment date		November 30, 2029	November 30, 2029
Net proceeds		$ 887,256,557		$ 770,027,997	$ 102,393,769
2031 Notes [Member]
Issuance of notes [Abstract]
Maximum principal amount	$ 2,000,000,000		$ 1,200,000,000
Additional expiration period	5 years
Principal amount			$ 490,000,000
Interest rate			8.50%
Issuance price			98.712%
Scheduled repayment date		July 24, 2031	July 24, 2031
Percentage of original principal amount payable			100.00%
Interest payment frequency		Semiannual, payable on January 24 and July 24 of each year	Semiannual, payable on January 24 and July 24 of each year
Guarantor		0	0
Net proceeds			$ 483,688,800
2035 Notes [Member]
Issuance of notes [Abstract]
Principal amount			$ 500,000,000
Interest rate			7.75%
Issuance price			98.301%
Scheduled repayment date		November 20, 2025	November 20, 2025
Percentage of original principal amount payable			100.00%
Interest payment frequency		Semiannual, payable on May 20 and November 20 of each year.	Semiannual, payable on May 20 and November 20 of each year.
Guarantor		0	0
Net proceeds			$ 491,505,000